Deferred Tax Asset and Liability - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
U.K. Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Tax Assets	$ 78,602
U.S. Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Tax Assets	$ 10,615
U.S. Tax Losses | Maximum
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax losses carried forward expiration year	2037